Share-Based Payment Plans - Narrative (Details) $ / shares in Units, shares in Millions	12 Months Ended
	Dec. 31, 2022 CAD ($) shares $ / shares	Dec. 31, 2021 CAD ($) $ / shares	Dec. 31, 2020 CAD ($) $ / shares	Mar. 31, 2021 shares
Executive officers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted (in shares)	0.3	700,000	700,000
Weighted average exercise price (in CAD per share) | $ / shares	$ 12.66	$ 9.86	$ 9.17
PSUs and RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance period	3 years
Vesting period	3 years
Compensation expense (reversal)	$ 20,000,000	$ 14,000,000	$ 15,000,000
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance period	3 years
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense (reversal)	$ 0	3,000,000	1,000,000
Stock Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares authorized (in shares) | shares	14.5			14.5
Stock Options | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Common shares issued and outstanding, percentage	10.00%
Stock Options | Executive officers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Compensation expense (reversal)	$ 1,000,000	$ 2,000,000	$ 2,000,000
Expiration period of shares granted	7 years